INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Finished products	$ 270,037	$ 233,092
Raw materials and work in progress	75,594	70,035
Crop growing costs	22,322	29,016
Agricultural and other operating supplies	41,529	46,449
Inventories, net of allowances	$ 409,482	$ 378,592